Shares - Antidilutive securities (Details)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share	2,985,722	1,834,794	1,647,474
Stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share		50,000	75,591
Deferred performance share units (DPSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share			150,000